Long Term Debt - Term Bank Loans and Credit Facilities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			0 Months Ended											2 Months Ended			3 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 6.5% Drill Rigs Senior Secured Notes	Jul. 12, 2013 Loan Facilities Drilling Segment 1	Jul. 12, 2013 Loan Facilities Drilling Segment 2	Jul. 12, 2013 Tranche B1 Term Loans	Jul. 12, 2013 Tranche B2 Term Loans	Jul. 26, 2013 Drillships Financing Holding Inc. ("DFHI") and Drillships Project Inc.	Aug. 01, 2013 Two supplemental agreements	Sep. 27, 2012 Two supplemental agreements	Jun. 30, 2013 Fixed Rate	Feb. 28, 2013 Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena	Feb. 28, 2013 Ocean Rig Mylos	Feb. 28, 2013 Ocean Rig Skyros	Feb. 28, 2013 Ocean Rig Athena	Mar. 15, 2013 Credit Agreement With Far Eastern Shipyard	Oct. 24, 2012 Alicante, Mareta and Bordeira Term Bank Loan 14	Jul. 12, 2013 Term loans	Jul. 12, 2013 Existing bank loans	Feb. 28, 2013 Commercial lenders, or the Commercial Facilities	Feb. 28, 2013 Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities	Feb. 28, 2013 Export-Import Bank of Korea, or the Kexim Facilities
Line of credit facility amount outstanding													$ 430,556
Number of shares pledged as additional security											5,450,000	7,800,000						1,602,500
Debt Instrument, Unused Borrowing Capacity, Amount	1,350,000		189,389
Line Of Credit Facility Unused Capacity Commitment Fee Percentage Range	1.40%
Long-term Debt, Weighted Average Interest Rate	6.39%	5.71%
Interest on long-term debt and amortization of debt issuance cost	119,366	107,280
Line Of Credit Facility Maximum Borrowing Capacity				1,800,000				975,000	825,000	100,000									107,669
Debt instrument frequency payment period	quarterly
Variable rate basis															LIBOR	LIBOR	LIBOR
Debt Instrument, Face Amount					800,000	495,000	495,000							1,350,000				12,500				150,000	150,000	150,000
Debt Instrument, Convertible, Effective Interest Rate																		3.00%
Other non-current liabilities	28,145		13,345															12,500
Maturity Date Of Loan				Q1 2021
Capitalized interest	34,466	27,262
Restricted Cash																				131,600
Amortization and write off of Financing Costs	9,856	8,180																		23,300
Loan Facilities	$ 4,436,193		$ 4,386,715																		$ 1,519,168